Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per Share [Abstract]
Net Earnings per Common Share
The calculation of net income per common share is summarized below:

	June 30,
	2022	2021

Net income – basic and diluted	9,606	640

Weighted average common shares outstanding – basic	172,437,211	137,590,311
Effect of dilutive securities:
Dilutive effect of warrants	3,078,135	4,857,844
Dilutive effect of non-vested shares	2,559,531	844,725
	5,637,666	5,702,569
Weighted average common shares outstanding – diluted	178,074,877	143,292,880
Net income per common share – basic	$0.06	$0.01
Net income per common share – diluted	$0.05	$0.01